COMMITMENTS AND CONTINGENCIES - Maturities of operating lease liabilities (Details)	Sep. 30, 2024 USD ($)
Maturity of Lease Liabilities
2025	$ 586,334
2026	195,445
Total lease payments	781,779
Less: interest	(42,615)
Present value of lease liabilities	$ 739,164